Allowance for Loan Losses - Composition of the Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	$ 54,352		$ 59,468		$ 55,537	$ 68,444
Ending allowance balance attributed to loans
Individually evaluated for impairment	3,660		10,451
Collectively evaluated for impairment	50,692		49,017
Total ending allowance balance	54,352		59,468
Loan Balance:
Loans individually evaluated for impairment	73,676		112,304
Loans collectively evaluated for impairment	4,756,006		4,508,201
Total ending loan balance	4,829,682		4,620,505
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	4.97%		9.31%
Loans collectively evaluated for impairment	1.07%		1.09%
Total	1.13%		1.29%
Recorded Investment:
Loans individually evaluated for impairment	73,712		112,315
Loans collectively evaluated for impairment	4,769,599		4,521,684
Recorded Investment	4,843,311		4,633,999
Financing Receivable, Allowance for Credit Losses, Write-downs	24,780		19,153		61,268
Financing Receivable, Allowance for Credit Losses, Recovery	(26,997)		(19,669)		(12,942)
Financing Receivables Allowance For Credit Losses Net Charge Offs	(2,217)		(516)		48,326
Provision for Loan, Lease, and Other Losses	(7,333)		3,415		35,419
Commercial, financial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	10,719		14,218		15,635	16,950
Ending allowance balance attributed to loans
Individually evaluated for impairment	981		3,268
Collectively evaluated for impairment	9,738		10,950
Total ending allowance balance	10,719		14,218
Loan Balance:
Loans individually evaluated for impairment	19,103		20,724
Loans collectively evaluated for impairment	837,432		804,708
Total ending loan balance	856,535	[1]	825,432	[1]
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	5.14%		15.77%
Loans collectively evaluated for impairment	1.16%		1.36%
Total	1.25%		1.72%
Recorded Investment:
Loans individually evaluated for impairment	19,106		20,727
Loans collectively evaluated for impairment	840,647		807,784
Recorded Investment	859,753	[1]	828,511	[1]
Financing Receivable, Allowance for Credit Losses, Write-downs	3,779		6,160		26,847
Financing Receivable, Allowance for Credit Losses, Recovery	(1,003)		(1,314)		(1,066)
Financing Receivables Allowance For Credit Losses Net Charge Offs	2,776		4,846		25,781
Provision for Loan, Lease, and Other Losses	(723)		3,429		24,466
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	8,808		15,899		11,736	15,539
Ending allowance balance attributed to loans
Individually evaluated for impairment	262		5,496
Collectively evaluated for impairment	8,546		10,403
Total ending allowance balance	8,808		15,899
Loan Balance:
Loans individually evaluated for impairment	21,978		41,816
Loans collectively evaluated for impairment	1,047,659		1,070,457
Total ending loan balance	1,069,637	[1]	1,112,273	[1]
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	1.19%		13.14%
Loans collectively evaluated for impairment	0.82%		0.97%
Total	0.82%		1.43%
Recorded Investment:
Loans individually evaluated for impairment	21,989		41,822
Loans collectively evaluated for impairment	1,051,194		1,074,216
Recorded Investment	1,073,183	[1]	1,116,038	[1]
Financing Receivable, Allowance for Credit Losses, Write-downs	8,003		1,832		10,454
Financing Receivable, Allowance for Credit Losses, Recovery	(7,759)		(726)		(783)
Financing Receivables Allowance For Credit Losses Net Charge Offs	244		1,106		9,671
Provision for Loan, Lease, and Other Losses	(6,847)		5,269		5,868
Construction real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	8,652		6,855		6,841	14,433
Ending allowance balance attributed to loans
Individually evaluated for impairment	1,812		1,132
Collectively evaluated for impairment	6,840		5,723
Total ending allowance balance	8,652		6,855
Loan Balance:
Loans individually evaluated for impairment	7,690		15,559
Loans collectively evaluated for impairment	148,114		140,557
Total ending loan balance	155,804		156,116
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	23.56%		7.28%
Loans collectively evaluated for impairment	4.62%		4.07%
Total	5.55%		4.39%
Recorded Investment:
Loans individually evaluated for impairment	7,687		15,559
Loans collectively evaluated for impairment	148,512		140,944
Recorded Investment	156,199		156,503
Financing Receivable, Allowance for Credit Losses, Write-downs	1,316		1,791		9,985
Financing Receivable, Allowance for Credit Losses, Recovery	(12,572)		(9,378)		(2,979)
Financing Receivables Allowance For Credit Losses Net Charge Offs	(11,256)		(7,587)		7,006
Provision for Loan, Lease, and Other Losses	(9,459)		(7,573)		(586)
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	14,772		14,251		14,759	15,692
Ending allowance balance attributed to loans
Individually evaluated for impairment	605		555
Collectively evaluated for impairment	14,167		13,696
Total ending allowance balance	14,772		14,251
Loan Balance:
Loans individually evaluated for impairment	24,905		33,406
Loans collectively evaluated for impairment	1,826,470		1,766,141
Total ending loan balance	1,851,375		1,799,547
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	2.43%		1.66%
Loans collectively evaluated for impairment	0.78%		0.78%
Total	0.80%		0.79%
Recorded Investment:
Loans individually evaluated for impairment	24,930		33,408
Loans collectively evaluated for impairment	1,829,931		1,769,604
Recorded Investment	1,854,861		1,803,012
Financing Receivable, Allowance for Credit Losses, Write-downs	3,944		3,207		8,607
Financing Receivable, Allowance for Credit Losses, Recovery	(2,985)		(6,000)		(5,559)
Financing Receivables Allowance For Credit Losses Net Charge Offs	959		(2,793)		3,048
Provision for Loan, Lease, and Other Losses	1,480		(3,301)		2,115
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	11,401		8,245		6,566	5,830
Ending allowance balance attributed to loans
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	11,401		8,245
Total ending allowance balance	11,401		8,245
Loan Balance:
Loans individually evaluated for impairment	0		799
Loans collectively evaluated for impairment	893,160		722,934
Total ending loan balance	893,160		723,733
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	0.00%		0.00%
Loans collectively evaluated for impairment	1.28%		1.14%
Total	1.28%		1.14%
Recorded Investment:
Loans individually evaluated for impairment	0		799
Loans collectively evaluated for impairment	896,127		725,709
Recorded Investment	896,127		726,508
Financing Receivable, Allowance for Credit Losses, Write-downs	7,738		6,163		5,375
Financing Receivable, Allowance for Credit Losses, Recovery	(2,671)		(2,249)		(2,555)
Financing Receivables Allowance For Credit Losses Net Charge Offs	5,067		3,914		2,820
Provision for Loan, Lease, and Other Losses	8,223		5,593		3,556
Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	0		0		0	0
Ending allowance balance attributed to loans
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	0		0
Total ending allowance balance	0		0
Loan Balance:
Loans individually evaluated for impairment	0		0
Loans collectively evaluated for impairment	3,171		3,404
Total ending loan balance	3,171		3,404
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	0.00%		0.00%
Loans collectively evaluated for impairment	0.00%		0.00%
Total	0.00%		0.00%
Recorded Investment:
Loans individually evaluated for impairment	0		0
Loans collectively evaluated for impairment	3,188		3,427
Recorded Investment	3,188		3,427
Financing Receivable, Allowance for Credit Losses, Write-downs	0		0		0
Financing Receivable, Allowance for Credit Losses, Recovery	(7)		(2)		0
Financing Receivables Allowance For Credit Losses Net Charge Offs	(7)		(2)		0
Provision for Loan, Lease, and Other Losses	$ (7)		$ (2)		$ 0

[1]	Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH commercial land and development loans were an immaterial amount of consumer loans that were not broken out by class.